Property, Plant And Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, plant and equipment, gross	$ 260,279	$ 243,833
Accumulated depreciation and amortization	153,192	140,637
Property, plant and equipment - net	107,087	103,196
Depreciation expense	16,368	16,402	15,849
Operating leases, rent expense	3,610	3,060	2,889
Operating leases, future minimum payments due, current	2,462
Operating leases, future minimum payments, due in two years	2,459
Operating leases, future minimum payments, due in three years	2,321
Operating leases, future minimum payments, due in four years	2,183
Operating leases, future minimum payments, due in five years	2,032
Operating leases, future minimum payments, due thereafter	11,785
Land [Member]
Property, plant and equipment, gross	1,689	1,694
Property, plant and equipment, useful life, minimum	0	0
Property, plant and equipment, useful life, maximum	0	0
Buildings and Improvements [Member]
Property, plant and equipment, gross	28,054	25,979
Property, plant and equipment, useful life, minimum	10	10
Property, plant and equipment, useful life, maximum	45	45
Central Office Equipment [Member]
Property, plant and equipment, gross	83,824	79,607
Property, plant and equipment, useful life, minimum	3	3
Property, plant and equipment, useful life, maximum	10	10
Cable, Wiring And Conduit [Member]
Property, plant and equipment, gross	78,431	75,732
Property, plant and equipment, useful life, minimum	10	10
Property, plant and equipment, useful life, maximum	50	50
Other Equipment [Member]
Property, plant and equipment, gross	53,104	46,622
Property, plant and equipment, useful life, minimum	5	5
Property, plant and equipment, useful life, maximum	20	20
Software [Member]
Property, plant and equipment, gross	10,041	9,219
Property, plant and equipment, useful life, minimum	3	3
Property, plant and equipment, useful life, maximum	5	5
Depreciation expense	2,243	2,515	1,731
Under Construction [Member]
Property, plant and equipment, gross	$ 5,136	$ 4,980
Property, plant and equipment, useful life, minimum	0	0
Property, plant and equipment, useful life, maximum	0	0